LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 70.1%	Shares	Value
Aerospace & Defense - 2.0%
Honeywell International Inc.	5,700	$1,089,384
L3Harris Technologies, Inc.	5,850	1,148,004
		2,237,388
Banks - 2.1%
Bank of America Corp.	44,900	1,284,140
Cullen/Frost Bankers, Inc.	9,700	1,021,798
		2,305,938
Beverages - 2.5%
The Coca-Cola Co.	21,400	1,327,442
PepsiCo, Inc.	7,550	1,376,365
		2,703,807
Biotechnology - 1.3%
Charles River Laboratories International, Inc. (a)	5,250	1,059,555
Neogen Corp. (a)	20,000	370,400
		1,429,955
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	11,200	1,156,848

Chemicals - 6.6%
Air Products and Chemicals, Inc.	5,600	1,608,376
Corteva, Inc.	18,858	1,137,326
DuPont de Nemours, Inc.	12,658	908,465
Ecolab Inc.	5,100	844,203
FMC Corp.	11,300	1,380,069
Linde Plc (b)	3,900	1,386,216
		7,264,655
Commercial Services & Supplies - 3.1%
Cintas Corp.	2,700	1,249,236
Waste Connections, Inc. (b)	8,900	1,237,723
Waste Management, Inc.	5,250	856,643
		3,343,602
Communications Equipment - 0.9%
QUALCOMM, Inc.	7,600	969,608

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	3,400	1,207,204

Consumer Staples Distribution & Retail - 1.1%
Walmart, Inc.	8,100	1,194,345

Diversified Financials - 2.6%
JPMorgan Chase & Co.	10,700	1,394,317
Moody's Corp.	4,650	1,422,993
		2,817,310
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc.	26,341	1,024,401

Electronic Equipment, Instruments & Components - 4.0%
Emerson Electric Co.	8,800	766,832
Rockwell Automation, Inc.	4,175	1,225,154
Teledyne Technologies, Inc. (a)	2,950	1,319,712
Trimble Inc. (a)	19,750	1,035,295
		4,346,993
Financial Services - 1.8%
PayPal Holdings, Inc. (a)	9,100	691,054
Visa, Inc. - Class A	5,650	1,273,849
		1,964,903
Ground Transportation - 1.0%
Union Pacific Corp.	5,275	1,061,647

Health Care Equipment & Supplies - 2.1%
Alcon, Inc. (b)	17,900	1,262,666
PerkinElmer, Inc.	8,150	1,086,069
		2,348,735
Household Durables - 0.5%
Newell Brands, Inc.	40,000	497,600

Household Products - 2.1%
Colgate-Palmolive Co.	16,100	1,209,915
Kimberly-Clark Corp.	4,900	657,678
The Procter & Gamble Co.	3,250	483,243
		2,350,836
Insurance - 0.6%
Arthur J Gallagher & Co.	3,400	650,454

IT Services - 1.6%
Accenture PLC - Class A (b)	2,600	743,106
Akamai Technologies, Inc. (a)	12,800	1,002,240
		1,745,346
Life Sciences Tools & Services - 2.5%
Danaher Corp.	5,100	1,285,404
Thermo Fisher Scientific, Inc.	2,600	1,498,562
		2,783,966
Machinery - 1.5%
Chart Industries, Inc. (a)	3,800	476,520
Fortive Corp.	9,350	637,389
Xylem, Inc.	5,300	554,910
		1,668,819
Media & Entertainment - 3.7%
Alphabet Inc. - Class C (a)	15,000	1,560,000
The Walt Disney Co. (a)	13,700	1,371,781
Meta Platforms, Inc. (a)	5,175	1,096,789
		4,028,570
Metals & Mining - 0.8%
Newmont Goldcorp Corp.	18,100	887,262

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	7,795	1,271,832
ConocoPhillips	12,300	1,220,283
Coterra Energy, Inc.	24,000	588,960
EOG Resources, Inc.	4,450	510,104
Kinder Morgan, Inc.	62,000	1,085,620
Pioneer Natural Resources Co.	5,650	1,153,956
		5,830,755
Personal Care Products - 1.0%
The Estee Lauder Cos., Inc. - Class A	4,600	1,133,716

Pharmaceuticals - 3.4%
Abbott Laboratories	10,000	1,012,600
Merck & Co., Inc.	12,500	1,329,875
Zoetis Inc.	8,026	1,335,847
		3,678,322
Professional Services - 0.9%
Broadridge Financial Solutions, Inc.	6,450	945,376

Software - 6.0%
Adobe Inc. (a)	1,850	712,934
Microsoft Corp.	6,750	1,946,025
Oracle Corp.	16,500	1,533,180
Roper Technologies, Inc.	2,600	1,145,794
Salesforce, Inc. (a)	6,050	1,208,669
		6,546,602
Specialized REITs - 1.0%
American Tower Corp.	5,500	1,123,870

Specialty Retail - 1.2%
The Home Depot, Inc.	4,500	1,328,040

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	15,950	2,630,155

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. - Class B	12,000	1,471,680

TOTAL COMMON STOCKS
(Cost $48,087,438)		76,678,708

	Principal
CORPORATE BONDS - 28.5%	Amount
Aerospace & Defense - 1.1%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	$250,000	242,814
1.350%, 06/01/2025
Callable 05/01/2025	750,000	703,730
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	250,000	247,446
		1,193,990
Banks - 0.7%
Cullen/Frost Bankers, Inc.
4.500%, 03/17/2027
Callable 02/17/2027	750,000	710,783

Beverages - 1.0%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	750,000	695,553
PepsiCo, Inc.
2.375%, 10/06/2026
Callable 07/06/2026	435,000	410,343
		1,105,896
Biotechnology - 1.1%
AbbVie, Inc.
3.200%, 05/14/2026
Callable 02/14/2026	600,000	579,234
Amgen, Inc.:
3.625%, 05/22/2024
Callable 02/22/2024	250,000	246,480
2.600%, 08/19/2026
Callable 05/19/2026	450,000	423,081
		1,248,795
Broadline Retail - 0.7%
Amazon.com, Inc.:
1.200%, 06/03/2027
Callable 04/03/2027	260,000	230,700
4.550%, 12/01/2027
Callable 11/01/2027	550,000	558,200
		788,900
Chemicals - 1.6%
Air Products and Chemicals, Inc.
1.850%, 05/15/2027
Callable 03/15/2027	675,000	610,117
DuPont de Nemours, Inc.
4.725%, 11/15/2028
Callable 08/15/2028	650,000	655,488
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	500,000	473,971
		1,739,576
Communications Equipment - 0.5%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	588,657

Consumer Finance - 0.6%
American Express Co.
3.000%, 10/30/2024
Callable 09/29/2024	650,000	630,013

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.
1.375%, 06/20/2027
Callable 04/20/2027	690,000	618,511
Dollar Tree, Inc.
4.000%, 05/15/2025
Callable 03/15/2025	825,000	808,707
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	687,522
		2,114,740
Diversified Financials - 0.6%
JPMorgan Chase & Co.:
3.875%, 02/01/2024	275,000	271,625
3.875%, 09/10/2024	200,000	196,606
3.200%, 06/15/2026
Callable 03/15/2026	200,000	191,626
		659,857
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
1.700%, 03/25/2026
Callable 04/11/2023	250,000	229,925
T-Mobile USA, Inc.:
3.750%, 04/15/2027
Callable 02/15/2027	100,000	96,126
4.750%, 02/01/2028
Callable 04/11/2023	100,000	98,825
Verizon Communications Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	750,000	736,499
2.625%, 08/15/2026	250,000	236,244
		1,397,619
Electronic Equipment, Instruments & Components - 0.2%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	200,000	194,066

Financial Services - 1.3%
PayPal Holdings, Inc.
1.650%, 06/01/2025
Callable 05/01/2025	700,000	657,077
Visa Inc.:
3.150%, 12/14/2025
Callable 09/14/2025	300,000	291,451
1.900%, 04/15/2027
Callable 02/15/2027	500,000	459,961
		1,408,489
Ground Transportation - 0.2%
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	197,175

Health Care Providers & Services - 0.0%
CVS Health Corp.
3.375%, 08/12/2024
Callable 05/12/2024	50,000	48,999

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.
1.450%, 09/01/2025
Callable 08/01/2025	600,000	558,666

Household Products - 0.5%
Colgate-Palmolive Co.
3.100%, 08/15/2027
Callable 07/15/2027	595,000	572,905

Life Sciences Tools & Services - 0.9%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	244,611
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024
Callable 05/01/2023	750,000	711,790
		956,401
Machinery - 0.6%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	706,089

Media & Entertainment - 0.9%
Alphabet, Inc.
1.998%, 08/15/2026
Callable 05/15/2026	200,000	187,282
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	810,000	779,665
		966,947
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.
1.995%, 05/11/2027
Callable 03/11/2027	400,000	366,271
Devon Energy Corp.
4.500%, 01/15/2030
Callable 01/15/2025	500,000	477,817
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	665,000	652,499
Exxon Mobil Corp.:
2.709%, 03/06/2025
Callable 12/06/2024	255,000	247,589
3.043%, 03/01/2026
Callable 12/01/2025	400,000	388,198
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	125,000	123,552
		2,255,926
Personal Care Products - 0.7%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	805,000	776,735

Pharmaceuticals - 3.1%
Abbott Laboratories:
3.875%, 09/15/2025
Callable 06/15/2025	255,000	251,802
3.750%, 11/30/2026
Callable 08/30/2026	355,000	352,385
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	250,000	246,738
Eli Lilly & Co.
5.000%, 02/27/2026
Callable 02/27/2024	545,000	549,930
Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	675,657
Pfizer, Inc.
0.800%, 05/28/2025
Callable 04/28/2025	800,000	741,980
Zoetis Inc.
4.500%, 11/13/2025
Callable 08/13/2025	600,000	596,727
		3,415,219
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.:
2.875%, 05/11/2024
Callable 03/11/2024	255,000	250,784
3.700%, 07/29/2025
Callable 04/29/2025	500,000	493,008
NVIDIA Corp.
3.200%, 09/16/2026
Callable 06/16/2026	400,000	388,793
		1,132,585
Software - 2.4%
Adobe Inc.
1.900%, 02/01/2025
Callable 01/01/2025	755,000	722,559
Fortinet, Inc.
1.000%, 03/15/2026
Callable 02/15/2026	600,000	538,437
Microsoft Corp.
3.125%, 11/03/2025
Callable 08/03/2025	230,000	224,297
Oracle Corp.:
2.500%, 04/01/2025
Callable 03/01/2025	500,000	478,662
2.950%, 05/15/2025
Callable 02/15/2025	500,000	481,289
Roper Technologies, Inc.
1.000%, 09/15/2025
Callable 08/15/2025	250,000	228,585
		2,673,829
Specialized REITs - 1.1%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	600,000	570,032
3.375%, 10/15/2026
Callable 07/15/2026	635,000	601,268
		1,171,300
Specialty Retail - 1.6%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	800,000	753,826
O'Reilly Automotive, Inc.
4.200%, 04/01/2030
Callable 01/01/2030	500,000	481,019
The Home Depot, Inc.
2.800%, 09/14/2027
Callable 06/14/2027	500,000	473,003
		1,707,848
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc.:
2.500%, 02/09/2025	250,000	242,392
3.200%, 05/13/2025	55,000	53,937
		296,329
TOTAL CORPORATE BONDS
(Cost $32,945,312)		31,218,334

SHORT-TERM INVESTMENT - 1.4%	Shares
Money Market Fund - 1.4%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 4.74% (c)	1,501,344	1,501,344

TOTAL SHORT-TERM INVESTMENT
(Cost $1,501,344)		1,501,344

Total Investments - 100.0%		109,398,386
(Cost $82,534,094)
Other Assets in Excess of Liabilities - 0.0%		40,512
TOTAL NET ASSETS - 100.0%		$109,438,898

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM BALANCED FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

Information Technology	17.3%
Health Care	14.6%
Industrials	12.4%
Consumer Staples	10.9%
Materials	10.2%
Financials	10.2%
Energy	7.3%
Consumer Discretionary	6.9%
Communication Services	6.7%
Real Estate	2.1%
Money Market Funds	1.4%
Other assets in excess of liabilities	0.0%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$31,218,334	$–	$31,218,334
Common Stocks	76,678,708	–	–	76,678,708
Short-Term Investment	1,501,344	–	–	1,501,344
Total Investments	$78,180,052	$31,218,334	$–	$109,398,386